Fees Summary	Oct. 09, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,967,000
Previously Paid Amount	0.00
Total Fee Amount	345.13
Total Offset Amount	0.00
Net Fee	345.13
Narrative - Max Aggregate Offering Price	$ 3,967,000
Final Prospectus	true